Distribution Date:	11/14/22	COMM 2014-CCRE19 Mortgage Trust
Determination Date:	11/07/22
Next Distribution Date:	12/12/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Eightfold Real Estate Capital, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592GAY9	1.415000%	69,931,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592GAZ6	2.965000%	168,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592GBA0	3.530000%	15,824,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592GBB8	3.499000%	94,344,000.00	35,700,864.61	1,426,166.39	104,097.77	0.00	0.00	1,530,264.16	34,274,698.22	44.47%	30.00%
A-4	12592GBC6	3.532000%	190,000,000.00	118,379,401.47	0.00	348,430.04	0.00	0.00	348,430.04	118,379,401.47	44.47%	30.00%
A-5	12592GBD4	3.796000%	283,135,000.00	283,135,000.00	0.00	895,650.38	0.00	0.00	895,650.38	283,135,000.00	44.47%	30.00%
A-M	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00	33.06%	22.38%
B	12592GBG7	4.703000%	55,773,000.00	55,773,000.00	0.00	218,583.68	0.00	0.00	218,583.68	55,773,000.00	25.95%	17.63%
C	12592GBJ1	4.853771%	52,837,000.00	52,837,000.00	0.00	213,715.58	0.00	0.00	213,715.58	52,837,000.00	19.22%	13.13%
D	12592GAG8	4.853771%	64,579,000.00	64,579,000.00	0.00	261,209.73	0.00	0.00	261,209.73	64,579,000.00	10.99%	7.63%
E	12592GAJ2	4.353771%	23,483,000.00	23,483,000.00	0.00	85,199.67	0.00	0.00	85,199.67	23,483,000.00	8.00%	5.63%
F	12592GAL7	3.413000%	13,210,000.00	13,210,000.00	0.00	37,571.44	0.00	0.00	37,571.44	13,210,000.00	6.32%	4.50%
G	12592GAN3	3.413000%	13,209,000.00	13,209,000.00	0.00	37,568.60	0.00	0.00	37,568.60	13,209,000.00	4.63%	3.38%
H*	12592GAQ6	3.413000%	39,628,569.00	36,365,429.21	0.00	92,325.19	0.00	0.00	92,325.19	36,365,429.21	0.00%	0.00%
V	12592GAT0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592GAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592GAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,162,572.00	786,201,695.29	1,426,166.39	2,598,754.08	0.00	0.00	4,024,920.47	784,775,528.90

X-A	12592GBE2	1.088960%	911,443,000.00	526,745,266.08	0.00	478,003.88	0.00	0.00	478,003.88	525,319,099.69
X-B	12592GAA1	0.077423%	108,610,000.00	108,610,000.00	0.00	7,007.46	0.00	0.00	7,007.46	108,610,000.00
X-C	12592GAC7	0.838691%	36,693,000.00	36,693,000.00	0.00	25,645.07	0.00	0.00	25,645.07	36,693,000.00
X-D	12592GAE3	1.440771%	52,837,569.00	49,574,429.21	0.00	59,521.17	0.00	0.00	59,521.17	49,574,429.21
Notional SubTotal			1,109,583,569.00	721,622,695.29	0.00	570,177.58	0.00	0.00	570,177.58	720,196,528.90

Deal Distribution Total					1,426,166.39	3,168,931.66	0.00	0.00	4,595,098.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592GAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592GAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592GBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592GBB8	378.41160657	15.11666232	1.10338516	0.00000000	0.00000000	0.00000000	0.00000000	16.22004749	363.29494425
A-4	12592GBC6	623.04948142	0.00000000	1.83384232	0.00000000	0.00000000	0.00000000	0.00000000	1.83384232	623.04948142
A-5	12592GBD4	1,000.00000000	0.00000000	3.16333332	0.00000000	0.00000000	0.00000000	0.00000000	3.16333332	1,000.00000000
A-M	12592GBF9	1,000.00000000	0.00000000	3.40000000	0.00000000	0.00000000	0.00000000	0.00000000	3.40000000	1,000.00000000
B	12592GBG7	1,000.00000000	0.00000000	3.91916662	0.00000000	0.00000000	0.00000000	0.00000000	3.91916662	1,000.00000000
C	12592GBJ1	1,000.00000000	0.00000000	4.04480913	0.00000000	0.00000000	0.00000000	0.00000000	4.04480913	1,000.00000000
D	12592GAG8	1,000.00000000	0.00000000	4.04480915	0.00000000	0.00000000	0.00000000	0.00000000	4.04480915	1,000.00000000
E	12592GAJ2	1,000.00000000	0.00000000	3.62814249	0.00000000	0.00000000	0.00000000	0.00000000	3.62814249	1,000.00000000
F	12592GAL7	1,000.00000000	0.00000000	2.84416654	0.00000000	0.00000000	0.00000000	0.00000000	2.84416654	1,000.00000000
G	12592GAN3	1,000.00000000	0.00000000	2.84416686	0.00000000	0.00000000	0.00000000	0.00000000	2.84416686	1,000.00000000
H	12592GAQ6	917.65688562	0.00000000	2.32976341	0.28020568	6.10921378	0.00000000	0.00000000	2.32976341	917.65688562
V	12592GAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592GAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592GAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592GBE2	577.92452856	0.00000000	0.52444737	0.00000000	0.00000000	0.00000000	0.00000000	0.52444737	576.35979396
X-B	12592GAA1	1,000.00000000	0.00000000	0.06451947	0.00000000	0.00000000	0.00000000	0.00000000	0.06451947	1,000.00000000
X-C	12592GAC7	1,000.00000000	0.00000000	0.69890906	0.00000000	0.00000000	0.00000000	0.00000000	0.69890906	1,000.00000000
X-D	12592GAE3	938.24205292	0.00000000	1.12649335	0.00000000	0.00000000	0.00000000	0.00000000	1.12649335	938.24205292

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	104,097.77	0.00	104,097.77	0.00	0.00	0.00	104,097.77	0.00
A-4	10/01/22 - 10/30/22	30	0.00	348,430.04	0.00	348,430.04	0.00	0.00	0.00	348,430.04	0.00
A-5	10/01/22 - 10/30/22	30	0.00	895,650.38	0.00	895,650.38	0.00	0.00	0.00	895,650.38	0.00
A-M	10/01/22 - 10/30/22	30	0.00	304,402.00	0.00	304,402.00	0.00	0.00	0.00	304,402.00	0.00
B	10/01/22 - 10/30/22	30	0.00	218,583.68	0.00	218,583.68	0.00	0.00	0.00	218,583.68	0.00
C	10/01/22 - 10/30/22	30	0.00	213,715.58	0.00	213,715.58	0.00	0.00	0.00	213,715.58	0.00
D	10/01/22 - 10/30/22	30	0.00	261,209.73	0.00	261,209.73	0.00	0.00	0.00	261,209.73	0.00
E	10/01/22 - 10/30/22	30	0.00	85,199.67	0.00	85,199.67	0.00	0.00	0.00	85,199.67	0.00
F	10/01/22 - 10/30/22	30	0.00	37,571.44	0.00	37,571.44	0.00	0.00	0.00	37,571.44	0.00
G	10/01/22 - 10/30/22	30	0.00	37,568.60	0.00	37,568.60	0.00	0.00	0.00	37,568.60	0.00
H	10/01/22 - 10/30/22	30	230,995.25	103,429.34	0.00	103,429.34	11,104.15	0.00	0.00	92,325.19	242,099.40
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/22 - 10/30/22	30	0.00	478,003.88	0.00	478,003.88	0.00	0.00	0.00	478,003.88	0.00
X-B	10/01/22 - 10/30/22	30	0.00	7,007.46	0.00	7,007.46	0.00	0.00	0.00	7,007.46	0.00
X-C	10/01/22 - 10/30/22	30	0.00	25,645.07	0.00	25,645.07	0.00	0.00	0.00	25,645.07	0.00
X-D	10/01/22 - 10/30/22	30	0.00	59,521.17	0.00	59,521.17	0.00	0.00	0.00	59,521.17	0.00
Totals			230,995.25	3,180,035.81	0.00	3,180,035.81	11,104.15	0.00	0.00	3,168,931.66	242,099.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592GBG7	4.703000%	55,773,000.00	55,773,000.00	0.00	218,583.68	0.00	0.00	218,583.68	55,773,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592GBJ1	4.853771%	52,837,000.00	52,837,000.00	0.00	213,715.58	0.00	0.00	213,715.58	52,837,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			198,140,000.03	198,140,000.00	0.00	736,701.26	0.00	0.00	736,701.26	198,140,000.00

Exchangeable Certificate Details
PEZ	12592GBH5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,595,098.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,195,355.63	Master Servicing Fee	11,325.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,572.63
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.50
ARD Interest	0.00	Operating Advisor Fee	1,083.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,319.78
Total Interest Collected	3,195,355.63

Principal		Expenses/Reimbursements
Scheduled Principal	1,426,166.39	Reimbursement for Interest on Advances	1.13
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,103.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,426,166.39	Total Expenses/Reimbursements	11,104.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,168,931.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,426,166.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,595,098.05
Total Funds Collected	4,621,522.02	Total Funds Distributed	4,621,521.97

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	786,201,695.29	786,201,695.29	Beginning Certificate Balance	786,201,695.29
(-) Scheduled Principal Collections	1,426,166.39	1,426,166.39	(-) Principal Distributions	1,426,166.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	784,775,528.90	784,775,528.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	786,831,065.67	786,831,065.67	Ending Certificate Balance	784,775,528.90
Ending Actual Collateral Balance	785,023,242.91	785,023,242.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP
4,999,999 or less	8	24,759,686.27	3.16%	20	4.8898	3.061873	1.29 or less	6	149,131,286.28	19.00%	21	4.7314	0.615015
5,000,000 to 9,999,999	10	70,599,324.42	9.00%	20	4.7004	1.829084	1.30 to 1.39	3	65,038,904.59	8.29%	21	4.4170	1.339447
10,000,000 to 14,999,999	6	75,111,767.84	9.57%	21	4.5480	1.613700	1.40 to 1.59	6	86,006,772.46	10.96%	20	4.5746	1.538147
15,000,000 to 24,999,999	4	78,401,709.81	9.99%	20	4.6701	1.690230	1.60 to 1.79	3	27,856,224.54	3.55%	21	4.7487	1.689203
25,000,000 to 49,999,999	5	146,182,000.58	18.63%	21	4.5194	1.509046	1.80 to 1.99	7	57,680,038.43	7.35%	21	4.7550	1.916868
50,000,000 or greater	2	118,223,691.67	15.06%	21	5.1936	1.583055	2.00 or greater	10	127,564,954.29	16.25%	20	5.0364	3.117415
Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272	Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	271,497,348.31	34.60%	21	4.6726	NAP
							Defeased	22	271,497,348.31	34.60%	21	4.6726	NAP
California	10	156,630,836.19	19.96%	21	4.7154	1.066258
							Lodging	10	121,633,728.93	15.50%	20	4.7229	2.003463
Connecticut	1	20,239,398.67	2.58%	21	5.0390	1.250000
							Mixed Use	5	91,818,545.34	11.70%	20	5.0341	2.993837
Florida	3	32,605,522.46	4.15%	20	4.6728	2.763618
							Mobile Home Park	3	14,013,686.30	1.79%	21	4.7490	1.650000
Georgia	2	33,725,413.63	4.30%	20	4.6606	1.648323
							Multi-Family	2	8,819,216.43	1.12%	20	4.4821	1.424023
Illinois	1	1,980,130.41	0.25%	20	5.1020	3.110000
							Office	9	163,693,259.38	20.86%	21	4.7951	0.809350
Indiana	3	10,375,606.98	1.32%	21	4.7959	1.843832
							Retail	8	104,394,731.21	13.30%	21	4.4407	1.410331
Maryland	4	36,321,014.75	4.63%	20	4.4869	1.583936
							Self Storage	4	8,905,012.99	1.13%	20	4.9465	3.643104
Michigan	1	6,152,515.95	0.78%	21	4.7500	1.790000
							Totals	63	784,775,528.90	100.00%	21	4.7198	1.605272
New Jersey	3	15,902,741.32	2.03%	20	4.8387	1.463912

New York	5	131,184,866.64	16.72%	21	4.9354	2.259265

North Carolina	1	2,283,609.50	0.29%	19	5.0400	4.560000

Ohio	2	30,727,210.47	3.92%	21	4.3402	1.231614

South Carolina	1	5,914,590.93	0.75%	20	4.7000	0.650000

Tennessee	1	3,263,791.06	0.42%	20	4.7210	3.550000

Virginia	2	16,893,496.47	2.15%	20	4.4689	1.968493

Wyoming	1	9,077,435.16	1.16%	19	4.9800	1.980000

Totals	63	784,775,528.90	100.00%	21	4.7198	1.605272

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP
	3.9999% or less	1	12,466,661.76	1.59%	20	3.8500	1.390000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	7	117,117,780.53	14.92%	21	4.3642	1.589603	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	21	298,550,458.14	38.04%	21	4.7350	1.317894	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	6	85,143,280.16	10.85%	20	5.4329	3.164788	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272	49 months or greater	35	513,278,180.59	65.40%	21	4.7447	1.688008
								Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP
	60 months or less	35	513,278,180.59	65.40%	21	4.7447	1.688008	Interest Only	2	59,075,000.00	7.53%	21	4.4102	1.701062
61 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272	84 months or greater	33	454,203,180.59	57.88%	21	4.7882	1.686311
								Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	271,497,348.31	34.60%	21	4.6726	NAP				None
Underwriter's Information		3	73,496,250.65	9.37%	20	5.4264	3.137148
	12 months or less	32	439,781,929.94	56.04%	21	4.6307	1.445829
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	784,775,528.90	100.00%	21	4.7198	1.605272
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308076	OF	San Diego	CA	Actual/360	4.819%	275,837.66	131,645.07	0.00	N/A	08/06/24	--	66,478,697.08	66,347,052.01	10/06/22
2	30308077	RT	Snellville	GA	Actual/360	4.460%	222,945.98	98,300.37	0.00	N/A	08/06/24	--	58,050,450.90	57,952,150.53	11/06/22
3	30294095	MU	New York	NY	Actual/360	5.673%	253,912.96	97,507.22	0.00	N/A	07/06/24	--	51,974,146.88	51,876,639.66	10/06/22
6	30308078	MF	Detroit	MI	Actual/360	4.940%	186,647.56	73,268.27	0.00	N/A	08/06/24	--	43,876,924.88	43,803,656.61	11/06/22
7	30294122	RT	New York	NY	Actual/360	4.440%	151,021.67	0.00	0.00	N/A	08/06/24	--	39,500,000.00	39,500,000.00	11/06/22
8	30308079	LO	Healdsburg	CA	Actual/360	4.750%	76,132.50	45,692.97	0.00	N/A	08/06/24	--	18,613,040.19	18,567,347.22	11/06/22
9	30308080	LO	Sonoma	CA	Actual/360	4.750%	52,973.56	31,793.49	0.00	N/A	08/06/24	--	12,951,089.90	12,919,296.41	11/06/22
10	30294060	OF	Rochester	NY	Actual/360	4.746%	111,964.73	54,885.27	0.00	N/A	08/06/24	--	27,396,450.49	27,341,565.22	11/06/22
11	30294055	RT	Warrensville Heights	OH	Actual/360	4.261%	94,534.30	55,694.91	0.00	N/A	08/06/24	--	25,767,344.03	25,711,649.12	11/06/22
12	30294011	LO	Savannah	GA	Actual/360	4.620%	113,184.58	40,967.51	0.00	N/A	07/06/24	--	28,450,251.18	28,409,283.67	11/06/22
13	30308081	LO	Orlando	FL	Actual/360	4.549%	98,980.87	48,803.40	0.00	N/A	07/06/24	--	25,268,305.97	25,219,502.57	11/06/22
15	30308083	OF	Danbury	CT	Actual/360	5.039%	88,257.38	100,438.20	0.00	N/A	08/06/24	--	20,339,836.87	20,239,398.67	11/06/22
16	30294117	OF	Tulsa	OK	Actual/360	4.850%	98,599.75	46,515.50	0.00	N/A	08/06/24	--	23,608,852.24	23,562,336.74	11/06/22
17	30308084	MF	Denver	CO	Actual/360	4.625%	99,081.30	40,893.18	0.00	N/A	08/06/24	--	24,878,303.46	24,837,410.28	11/06/22
19	30294090	OF	West Bloomfield	MI	Actual/360	4.550%	86,754.79	45,756.95	0.00	N/A	08/06/24	--	22,142,308.27	22,096,551.32	11/06/22
21	30308085	MH	Berlin	MD	Actual/360	4.569%	75,931.63	39,763.07	0.00	N/A	08/06/24	--	19,299,335.22	19,259,572.15	11/06/22
22	30308086	OF	Columbia	MD	Actual/360	4.536%	78,339.17	36,146.81	0.00	N/A	07/06/24	--	20,056,110.73	20,019,963.92	11/06/22
23	30308087	MU	San Francisco	CA	Actual/360	4.350%	73,324.69	0.00	0.00	N/A	07/05/24	--	19,575,000.00	19,575,000.00	11/05/22
26	30308088	IN	Boston	MA	Actual/360	4.743%	67,390.13	0.00	0.00	N/A	07/06/24	--	16,500,000.00	16,500,000.00	11/06/22
27	30294137	MH	Various	Various	Actual/360	4.749%	57,422.79	28,117.49	0.00	N/A	08/06/24	--	14,041,803.79	14,013,686.30	11/06/22
28	30308089	MU	New York	NY	Actual/360	3.850%	41,426.24	28,895.00	0.00	N/A	07/06/24	--	12,495,556.76	12,466,661.76	11/06/22
29	30294069	LO	San Diego	CA	Actual/360	4.670%	50,163.66	25,294.42	0.00	N/A	08/06/24	--	12,474,213.74	12,448,919.32	11/06/22
30	30293936	OF	Woodcliff Lake	NJ	Actual/360	4.888%	55,124.23	24,163.19	0.00	N/A	07/06/24	--	13,096,406.02	13,072,242.83	11/06/22
31	30293977	MF	Baltimore	MD	Actual/360	4.540%	48,972.10	21,024.31	0.00	N/A	07/06/24	--	12,526,614.06	12,505,589.75	11/06/22
32	30293808	LO	Laramie	WY	Actual/360	4.980%	39,044.85	27,465.64	0.00	N/A	06/06/24	--	9,104,900.80	9,077,435.16	11/06/22
33	30294001	RT	Lorton	VA	Actual/360	4.284%	37,652.35	15,692.35	0.00	N/A	07/06/24	--	10,206,653.57	10,190,961.22	11/06/22
35	30308091	OF	Mount Laurel	NJ	Actual/360	4.950%	35,979.94	16,462.96	0.00	N/A	07/06/24	--	8,441,042.79	8,424,579.83	11/06/22
36	30308092	MF	Clarkston	GA	Actual/360	4.400%	35,133.74	13,940.83	0.00	N/A	07/06/24	--	9,272,835.40	9,258,894.57	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	30294101	MU	San Francisco	CA	Actual/360	4.400%	29,992.17	15,577.07	0.00	N/A	08/06/24	--	7,915,820.99	7,900,243.92	11/06/22
39	30308094	OF	Sacramento	CA	Actual/360	4.747%	31,497.55	15,434.44	0.00	N/A	08/06/24	--	7,705,456.73	7,690,022.29	11/06/22
40	30308095	RT	Hyattsville	MD	Actual/360	4.361%	28,156.50	15,957.20	0.00	N/A	08/06/24	--	7,497,791.60	7,481,834.40	11/06/22
41	30308096	LO	San Francisco	CA	Actual/360	4.990%	32,737.41	12,840.49	0.00	N/A	08/06/24	--	7,618,765.18	7,605,924.69	11/06/22
44	30308099	RT	Charlottesville	VA	Actual/360	4.750%	27,462.93	11,660.62	0.00	N/A	07/06/24	--	6,714,195.87	6,702,535.25	11/06/22
45	30294061	OF	Saint Clair Shores	MI	Actual/360	4.750%	25,215.98	12,342.63	0.00	N/A	08/06/24	--	6,164,858.58	6,152,515.95	11/06/22
46	30308100	MF	Baltimore	MD	Actual/360	4.440%	25,877.04	10,096.50	0.00	N/A	07/06/24	--	6,768,188.37	6,758,091.87	11/06/22
47	30308101	MF	Jacksonville	FL	Actual/360	4.530%	23,241.71	12,351.15	0.00	N/A	08/06/24	--	5,958,139.43	5,945,788.28	10/06/22
49	30308102	RT	Boiling Springs	SC	Actual/360	4.700%	23,979.67	10,380.08	0.00	N/A	07/06/24	--	5,924,971.01	5,914,590.93	11/06/22
50	30308103	RT	Canton	GA	Actual/360	4.878%	22,372.00	10,448.32	0.00	N/A	08/06/24	--	5,326,578.28	5,316,129.96	11/06/22
51	30294121	LO	Columbus	OH	Actual/360	4.800%	19,162.98	14,070.84	0.00	N/A	08/06/24	--	4,636,204.98	4,622,134.14	11/06/22
53	30293993	MF	Orlando	FL	Actual/360	4.550%	19,493.35	7,263.83	0.00	N/A	07/05/24	--	4,975,260.04	4,967,996.21	11/05/22
55	30308105	LO	Lakeland	FL	Actual/360	5.092%	17,674.27	11,823.87	0.00	N/A	08/06/24	--	4,030,825.31	4,019,001.44	11/06/22
56	30293938	OF	Merrick	NY	Actual/360	4.870%	18,042.20	7,875.62	0.00	N/A	07/06/24	--	4,301,865.78	4,293,990.16	11/06/22
57	30308106	Various Portland		ME	Actual/360	4.900%	17,051.76	7,361.67	0.00	N/A	07/06/24	--	4,041,232.97	4,033,871.30	11/06/22
58	30308107	MH	Wawarsing	NY	Actual/360	4.569%	14,080.04	7,373.28	0.00	N/A	08/06/24	--	3,578,684.94	3,571,311.66	11/06/22
59	30308108	RT	Costa Mesa	CA	Actual/360	4.700%	14,506.49	7,276.30	0.00	N/A	07/06/24	--	3,584,306.63	3,577,030.33	10/06/22
60	30293933	LO	Saint Augustine	FL	Actual/360	5.100%	14,830.60	9,967.51	0.00	N/A	07/05/24	--	3,376,985.96	3,367,018.45	11/05/22
61	30293912	SS	Various	Various	Actual/360	5.102%	14,779.42	6,400.41	0.00	N/A	07/05/24	--	3,364,012.85	3,357,612.44	11/05/22
62	30308109	SS	Clarksville	TN	Actual/360	4.721%	13,295.21	6,616.99	0.00	N/A	07/06/24	--	3,270,408.05	3,263,791.06	11/06/22
64	30294116	OF	Deptford Township	NJ	Actual/360	4.611%	11,254.88	4,067.18	0.00	N/A	08/06/24	--	2,834,565.67	2,830,498.49	11/06/22
65	30293885	RT	Harrisonburg	VA	Actual/360	4.980%	10,170.58	4,290.62	0.00	N/A	06/06/24	--	2,371,685.14	2,367,394.52	11/06/22
66	30308110	SS	Mount Holly	NC	Actual/360	5.040%	9,930.08	4,427.96	0.00	N/A	06/06/24	--	2,288,037.46	2,283,609.50	11/06/22
67	30308111	MF	Baltimore	MD	Actual/360	4.620%	8,211.74	2,989.98	0.00	N/A	06/06/24	--	2,064,114.54	2,061,124.56	11/06/22
68	30308112	MF	Cedar City	UT	Actual/360	5.350%	8,021.52	4,989.46	0.00	N/A	07/06/24	--	1,741,180.62	1,736,191.16	11/06/22
69	30293886	MH	Apache Junction	AZ	Actual/360	5.000%	7,582.44	3,153.99	0.00	N/A	07/06/24	--	1,761,083.09	1,757,929.10	11/06/22
Totals							3,195,355.63	1,426,166.39	0.00				786,201,695.29	784,775,528.90
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(438,627.45)	54,841.36	01/01/22	03/31/22	--	0.00	0.00	406,893.10	406,893.10	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	0.00	0.00	--	--	03/07/22	0.00	0.00	1,755,988.85	1,755,988.85	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,356,565.27	586,208.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,197,275.12	2,452,643.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,081,067.76	2,066,798.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,720,587.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,047,169.00	2,221,557.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,880,580.71	3,335,938.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,146,193.05	4,768,389.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,012,870.42	2,997,259.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,171,380.80	2,285,995.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,532,929.84	2,172,822.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,969,184.48	2,020,829.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,213,326.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	3,113,804.52	2,325,253.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,281,440.18	1,366,526.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,365,087.85	1,827,781.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,012,649.34	1,039,009.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1,629,389.88	1,188,706.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,070,956.45	281,835.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,023,614.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	113,330.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	620,040.47	1,267,614.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	865,725.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	640,270.22	629,616.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	35,272.19	35,272.19	0.00	0.00	Full Defeasance
49	264,440.17	320,880.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	784,689.18	813,574.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	951,625.06	1,887,031.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	147,110.00	292,017.08	01/01/22	09/30/22	--	0.00	0.00	21,559.02	21,559.02	0.00	0.00
60	843,212.74	1,048,522.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	652,179.41	801,758.79	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	30,785.78	0.00
62	712,717.05	856,607.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	366,454.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	702,487.24	792,524.94	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	178,415.47	204,011.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	48,230,143.13	41,906,556.21				0.00	0.00	2,219,713.16	2,219,713.16	30,785.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/14/22	0	0.00	0	0.00	0	0.00	1	51,876,639.66	0	0.00	1	51,876,639.66	0	0.00	0	0.00	4.719752%	4.694056%	21
10/13/22	0	0.00	0	0.00	1	51,974,146.88	1	51,974,146.88	0	0.00	0	0.00	0	0.00	0	0.00	4.719826%	4.694129%	22
09/12/22	0	0.00	0	0.00	1	52,079,347.48	1	52,079,347.48	0	0.00	0	0.00	0	0.00	0	0.00	4.719906%	4.694207%	23
08/12/22	0	0.00	0	0.00	1	52,175,869.22	1	52,175,869.22	0	0.00	0	0.00	0	0.00	0	0.00	4.719979%	4.694278%	24
07/12/22	0	0.00	0	0.00	1	52,271,921.70	1	52,271,921.70	0	0.00	1	7,658,002.40	0	0.00	0	0.00	4.720051%	4.694349%	25
06/10/22	0	0.00	0	0.00	1	52,375,721.11	1	52,375,721.11	0	0.00	0	0.00	0	0.00	0	0.00	4.720128%	4.694424%	26
05/12/22	0	0.00	0	0.00	1	52,470,801.99	1	52,470,801.99	0	0.00	0	0.00	0	0.00	1	4,149,225.22	4.720198%	4.694493%	27
04/12/22	0	0.00	0	0.00	1	52,573,665.56	1	52,573,665.56	0	0.00	0	0.00	0	0.00	0	0.00	4.719649%	4.693864%	28
03/11/22	0	0.00	0	0.00	1	52,667,784.11	1	52,667,784.11	0	0.00	0	0.00	0	0.00	1	7,833,380.22	4.719716%	4.693929%	29
02/11/22	0	0.00	0	0.00	1	52,786,279.94	2	52,786,279.94	0	0.00	0	0.00	0	0.00	1	5,588,266.37	4.724018%	4.698373%	30
01/12/22	0	0.00	0	0.00	1	52,879,364.84	2	58,829,039.75	0	0.00	0	0.00	0	0.00	0	0.00	4.725302%	4.699617%	30
12/10/21	0	0.00	1	7,750,448.37	1	52,971,997.20	1	5,960,622.82	0	0.00	0	0.00	0	0.00	0	0.00	4.725370%	4.699684%	31
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30308076	10/06/22	0	A	406,893.10	406,893.10	0.00	66,478,697.08
3	30294095	10/06/22	0	B	1,755,988.85	1,755,988.85	8,461.75	51,973,081.15	07/10/20	1		12/13/21
47	30308101	10/06/22	0	B	35,272.19	35,272.19	0.00	5,958,139.43
59	30308108	10/06/22	0	B	21,559.02	21,559.02	0.00	3,584,306.63
Totals					2,219,713.16	2,219,713.16	8,461.75	127,994,224.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		784,775,529	732,898,889	0	51,876,640
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		0	0	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	784,775,529	784,775,529	0	0	0	0
Oct-22	786,201,695	734,227,548	0	0	51,974,147	0
Sep-22	787,715,520	735,636,173	0	0	52,079,347	0
Aug-22	789,129,683	736,953,814	0	0	0	52,175,869
Jul-22	790,538,073	738,266,151	0	0	0	52,271,922
Jun-22	792,034,763	739,659,042	0	0	0	52,375,721
May-22	793,431,292	740,960,490	0	0	0	52,470,802
Apr-22	799,065,775	746,492,110	0	0	0	52,573,666
Mar-22	800,470,713	747,802,928	0	0	0	52,667,784
Feb-22	809,989,392	757,203,112	0	0	0	52,786,280
Jan-22	817,352,921	758,523,881	0	0	5,949,675	52,879,365
Dec-21	818,771,947	752,088,879	0	7,750,448	58,932,620	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294095	51,876,639.66	51,973,081.15	93,000,000.00	02/14/22	21,044,489.00	3.71000	12/31/13	07/06/24	248
Totals		51,876,639.66	51,973,081.15	93,000,000.00		21,044,489.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30294095	MU	NY	07/10/20	1

11/7/22 -Loan transferred to MLS Special Servicing 07/10/20 due to payment default at the time. Loan was then defaulted and Mezzanine Lender also notified. Foreclosure complaint was filed on 12/13/21. Motion for a preliminary injunction subsequently fi led seeking a mandatory injunction compelling borrower to deposit all rents/revenues into the cash management account. In September 2022, we restructured the note that resulted in the borrower placing additional funds to bring most past due P&I payments current as well as paying for various fees/expenses. The remaining contractual payments due are expected to be brought current by the borrower during 2023 while he continues to keep the latest payments current.

The loan is tentatively scheduled to be returned to Master Servicer by Dec. 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30294095	0.00	5.67333%	0.00	5.67333%	10	09/19/22	09/19/22	10/28/22
8	30308079	19,898,348.33	4.75000%	19,898,348.33	4.75000%	8	05/29/20	05/27/20	06/04/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/27/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
9	30308080	13,845,416.58	4.75000%	13,845,416.58	4.75000%	8	05/29/20	04/01/20	06/05/20
9	30308080	13,787,207.48	4.75000%	13,787,207.48	4.75000%	8	07/09/20	07/01/20	07/20/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/28/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
25	30294026	16,190,836.94	4.99000%	16,190,836.94	4.99000%	8	05/29/20	05/06/20	06/05/20
29	30294069	13,190,326.63	4.67000%	13,190,326.63	4.67000%	8	05/28/20	07/06/20	05/29/20
37	30308093	8,236,501.49	5.15600%	8,236,501.49	5.15600%	8	07/15/20	05/06/20	07/21/20
37	30308093	0.00	5.15600%	0.00	5.15600%	8	12/28/20	07/06/20	01/08/21
41	30308096	0.00	4.99000%	0.00	4.99000%	8	09/30/21	09/30/21	06/16/22
Totals		37,617,665.06		37,617,665.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30293924	01/10/20	22,419,617.26	37,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	30294170	02/11/22	5,949,674.91	5,550,000.00	5,780,435.61	192,169.25	5,780,435.61	5,588,266.36	361,408.54	0.00	134,543.50	226,865.04	3.33%
54	30308104	05/11/18	4,430,662.80	2,320,000.00	2,209,996.45	899,763.47	2,209,996.45	1,310,232.98	3,120,429.82	0.00	84,154.11	3,036,275.71	57.84%
63	30293879	12/11/20	3,224,453.09	5,000,000.00	3,444,880.45	219,798.59	3,444,251.68	3,224,453.09	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			36,024,408.06	50,670,000.00	11,435,312.51	1,311,731.31	11,434,683.74	10,122,952.43	3,481,838.36	0.00	218,697.61	3,263,140.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30293924	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	30294170	10/13/22	0.00	0.00	226,865.04	0.00	0.00	(131,372.97)	0.00	0.00	226,865.04
		05/12/22	0.00	0.00	358,238.01	0.00	0.00	(3,170.53)	0.00	0.00
		02/11/22	0.00	0.00	361,408.54	0.00	0.00	361,408.54	0.00	0.00
54	30308104	12/12/18	0.00	0.00	3,036,275.71	0.00	0.00	(84,154.11)	0.00	0.00	3,036,275.71
		05/11/18	0.00	0.00	3,120,429.82	0.00	0.00	3,120,429.82	0.00	0.00
63	30293879	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,263,140.75	0.00	0.00	3,263,140.75	0.00	0.00	3,263,140.75

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,103.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.95	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.18	0.00	0.00	0.00
Total	0.00	0.00	11,103.01	0.00	0.00	0.00	0.00	0.00	1.13	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,104.15

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Supplemental Notes
None

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